Offerings	Mar. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00625 per share
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Omitted pursuant to Section 2. A. iii. b under Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Item 9(b) of Form F-3. The amount to be registered consists of up to $200,000,000 of an indeterminate amount of (i) Class A Ordinary Shares, (ii) debt securities, (iii) warrants, (iv) rights to purchase Class A Ordinary Shares, debt securities, shares, debt securities, warrants or rights offered under this prospectus, or any combination thereof, that may be offered from time to time in one or more offerings.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price.